CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY ¥ in Thousands, $ in Thousands		Total YXT.COM Group Holding Limited shareholders' deficit CNY (¥)	Ordinary shares Class A ordinary shares CNY (¥) shares	Ordinary shares Class B ordinary shares CNY (¥) shares	Ordinary shares CNY (¥) shares	Treasury stock CNY (¥)	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income Cumulative effect of adoption of new accounting standard CNY (¥)	Accumulated other comprehensive income CNY (¥)	Statutory reserve CNY (¥)	Accumulated deficit Cumulative effect of adoption of new accounting standard CNY (¥)	Accumulated deficit CNY (¥)	Non- controlling interests CNY (¥)	Class A ordinary shares shares	Class B ordinary shares shares	CNY (¥)	USD ($)
Balance as of beginning at Dec. 31, 2022		¥ (3,251,469)			¥ 33				¥ 11,260	¥ 4,322		¥ (3,267,084)	¥ 44,270			¥ (3,207,199)
Balance as of beginning (in shares) at Dec. 31, 2022 | shares					48,253,425
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Net loss		(220,455)										(220,455)	(9,383)			(229,838)
Foreign currency translation adjustments, net of tax		2,385							2,385							2,385
Unrealized gain on investments in available-for-sale debt securities, net of tax		6,988							6,988							6,988
Net accretion of convertible redeemable preferred shares (Note 17)		(9,452)					¥ (9,452)									(9,452)
Share-based compensation (Note 18)		26,123					26,123									26,123
Balance as of ending at Dec. 31, 2023		(3,445,880)			¥ 33		16,671	¥ 3,142	23,775	4,322	¥ (3,142)	(3,490,681)	34,887			(3,410,993)
Balance as of ending (in shares) at Dec. 31, 2023 | shares					48,253,425
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Net loss		(91,753)										(91,753)	(300)			(92,053)
Foreign currency translation adjustments, net of tax		3,742							3,742							3,742
Unrealized gain on investments in available-for-sale debt securities, net of tax		(2,421)							(2,421)							(2,421)
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of issuance cost		128,081	¥ 5				128,076									128,081
Issuance of Class A ordinary shares upon initial public offering ("IPO"), net of issuance cost (in shares) | shares			6,819,000
Deconsolidation of CEIBS Publishing Group non-controlling interests													¥ (34,587)			(34,587)
Deconsolidation of CEIBS Publishing Group (Note 4)										¥ (4,322)		4,322
Deemed dividend to preferred shareholders due to modifications (Note 17)		(5,940)					(5,940)									(5,940)
Deemed contribution to ordinary shareholders due to modifications and extinguishment on convertible redeemable preferred shares (Note 17)		672,170					191,793					480,377				672,170
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon IPO (Note 17)		3,187,994	¥ 91				3,187,903									3,187,994
Conversion of convertible redeemable preferred shares to Class A ordinary shares upon IPO (Note 17) (in shares) | shares			125,154,172
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO	[1]		¥ 22	¥ 11	¥ (33)
Re-designation of ordinary shares into Class A and Class B ordinary shares upon IPO (in shares) | shares	[1]		31,321,601	16,931,824	(48,253,425)
Exercise of conversion features of preferred shares upon the consummation of IPO		65,901					65,901									65,901
Net accretion of convertible redeemable preferred shares (Note 17)		(290,543)					(100,730)					(189,813)				(290,543)
Share-based compensation (Note 18)		5,879					5,879									5,879
Balance as of ending at Dec. 31, 2024		¥ 227,230	¥ 118	¥ 11			3,489,553		25,096			(3,287,548)				227,230
Balance as of ending (in shares) at Dec. 31, 2024 | shares			163,294,773	16,931,824										163,294,773	16,931,824
Balance as of ending (in shares) at Dec. 31, 2024 | shares			163,294,773	16,931,824										163,294,773	16,931,824
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY
Net loss												(158,932)				(158,932)	$ (22,725)
Foreign currency translation adjustments, net of tax									(4,691)							(4,691)	(671)
Unrealized gain on investments in available-for-sale debt securities, net of tax									2,221							2,221	$ 318
Repurchase or ordinary shares						¥ (3,494)										(3,494)
Repurchase or ordinary shares (in shares) | shares			(1,769,610,000)
Share-based compensation (Note 18)							12,306									12,306
Balance as of ending at Dec. 31, 2025			¥ 118	¥ 11		¥ (3,494)	¥ 3,501,859		¥ 22,626			¥ (3,446,480)				¥ 74,640
Balance as of ending (in shares) at Dec. 31, 2025 | shares														171,596,634	16,931,824
Balance as of ending (in shares) at Dec. 31, 2025 | shares			161,525,163	16,931,824										161,525,163	16,931,824

[1]	Redesignation of ordinary shares into Class A and Class B ordinary shares upon IPO includes (i) re-designation of 16,931,824 ordinary shares held by Unicentury Holdings Limited beneficially owned by Mr. Xiaoyan Lu into Class B ordinary shares on a one-for-one basis; (ii) re-designation of all of 31,321,601 outstanding ordinary shares into Class A ordinary shares on a one-for-one basis